Schedule of Loss on Debt Extinguishment (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 23, 2024	Feb. 01, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Fair value of debt (10% increase) and Series D, preferred stock on extinguishment date	$ 113,955	$ 111,730
Loss on debt extinguishment	$ 113,955	$ 111,730		$ (127,705)	$ (113,955)	$ (111,730)